Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended					6 Months Ended
		Apr. 30, 2019		Jan. 31, 2019		Apr. 30, 2018	Apr. 30, 2019		Apr. 30, 2018
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 7,641		$ 7,570		$ 6,382	$ 15,211		$ 12,554
Measured at FVOCI	[1]	378		353		301	731		566
Interest income calculated using effective interest method		8,019		7,923		6,683	15,942		13,120
Other		82		68		52	150		96
Interest income	[2]	8,101	[3]	7,991	[3]	6,735	16,092	[3]	13,216
Measured at amortized cost	[1]	3,892		3,711		2,755	7,603		5,286
Measured at amortized cost	[1]	3,892		3,711		2,755	7,603		5,286
Other		350	[3]	321	[3]	243	671	[3]	480
Interest expenses		3,908	[3]	3,717	[3]	2,785	7,625	[3]	5,330
Other Financial Liabilities [member]
Disclosure of Interest Income Expense [line items]
Other		$ 16		$ 6		$ 30	$ 22		$ 44

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,020 for the three months ended April 30, 2019 (January 31, 2019 - $7,923; April 30, 2018 - $6,683) and for the six months ended April 30, 2019 - $15,943 (April 30, 2018 - $13,120).
[3]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).